CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2021	¥ 5,668,906		¥ 173	¥ (22,330)	¥ 11,697,942	¥ 21,352	¥ (5,782,169)	¥ (255,780)	¥ 9,718
Balance, shares at Dec. 31, 2021 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2021 | shares				(170,420,447)
Net loss	(821,333)						(815,371)		(5,962)
Foreign currency translation adjustment	181,585							181,585
Share-based compensation related to vesting of share options	392,727				392,727
Share-based compensation related to accelerated vesting of share options	(64,660)				(64,660)
Related to modification of exercise price of share options on modification day	12,793				12,793
Repurchases of ordinary shares	(646,820)			¥ (646,820)
Repurchases of ordinary shares, shares | shares				(290,503,052)
Appropriation to statutory reserves						2,825	(2,825)
Others	(596)								(596)
Balance at Dec. 31, 2022	4,722,602		¥ 173	¥ (669,150)	12,038,802	24,177	(6,600,365)	(74,195)	3,160
Balance, shares at Dec. 31, 2022 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2022 | shares				(460,923,499)
Net loss	(750,227)						(744,788)		(5,439)
Foreign currency translation adjustment	134,395							134,395
Share-based compensation related to vesting of share options	79,407				79,407
Share-based compensation related to accelerated vesting of share options	(1,905)				(1,905)
Repurchases of ordinary shares	(213,054)			¥ (213,054)
Repurchases of ordinary shares, shares | shares				(119,211,860)
Acquisition of additional equity interests in subsidiaries					(549)				549
Repurchase of redeemable non-controlling interests	186,437				186,437
Transactions in relation to redeemable non-controlling interests	(30,907)				(30,907)
Exercise of options	¥ 6,559			¥ 17,636	(11,077)
Exercise of options, shares | shares	37,080,608	37,080,608		37,080,608
Balance at Dec. 31, 2023	¥ 4,133,307		¥ 173	¥ (864,568)	12,260,208	24,177	(7,345,153)	60,200	(1,730)
Balance, shares at Dec. 31, 2023 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2023 | shares				(543,054,751)
Net loss	(709,739)						(708,174)		(1,565)
Foreign currency translation adjustment	26,666	$ 3,653						26,666
Share-based compensation related to vesting of share options	91,174				91,174
Repurchases of ordinary shares	(499,876)			¥ (499,876)
Repurchases of ordinary shares, shares | shares				(378,527,896)
Appropriation to statutory reserves						3,970	(3,970)
Exercise of options	¥ 10,499			¥ 88,114	(77,615)
Exercise of options, shares | shares	59,609,232	59,609,232		59,609,232
Balance at Dec. 31, 2024	¥ 3,052,031	$ 418,127	¥ 173	¥ (1,276,330)	¥ 12,273,767	¥ 28,147	¥ (8,057,297)	¥ 86,866	¥ (3,295)
Balance, shares at Dec. 31, 2024 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2024 | shares				(861,973,415)